ADVANCES TO SUPPLIERS, NET - THIRD PARTY (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Advances to suppliers under purchase contracts with term of less than 1 year		87,647,202	74,047,190
Advances to suppliers under purchase contracts with term of more than 1 year			223,043,440	223,043,440
Total		87,647,202	297,090,630
Advances to suppliers to be utilized beyond one year		(6,724,857)	(227,073,440)
Advances to suppliers-current	13,042,315	80,922,345	70,017,190
Provision for advance to suppliers	$ 434,332	2,694,857		227,073,440